Unsecured senior notes - Maturity schedule (Details) - Unsecured senior notes ¥ in Millions, $ in Millions	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)
Future principal payments
Within 1 year	¥ 0
Between 1 to 2 years	0
Between 2 to 3 years	18,492
Between 3 to 4 years	8,400
Between 4 to 5 years	5,000
Thereafter	91,344
Total principal amount	123,236		¥ 102,985
Level 2
Unsecured senior notes
Fair value	¥ 108,368	$ 14,944	¥ 86,719	$ 11,999